Fees and Expenses - Prospectus Summary	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Large Cap Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.13%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Large Cap Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Large Cap Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 13
Expense Example, No Redemption, 3 Years	42
Expense Example, No Redemption, 5 Years	73
Expense Example, No Redemption, 10 Years	$ 166

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.31%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 32
Expense Example, No Redemption, 3 Years	100
Expense Example, No Redemption, 5 Years	174
Expense Example, No Redemption, 10 Years	$ 393

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.29%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 380

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	95
Expense Example, No Redemption, 5 Years	168
Expense Example, No Redemption, 10 Years	$ 380

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.15%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	$ 192

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 2% of the average value of its investment portfolio.

Portfolio Turnover, Rate	2.00%
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	60
Expense Example, No Redemption, 5 Years	106
Expense Example, No Redemption, 10 Years	$ 242

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%
[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.20% effective as of February 28, 2025.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	135
Expense Example, No Redemption, 10 Years	$ 306

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Portfolio Turnover, Rate	9.00%
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.27%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	$ 355

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 28
Expense Example, No Redemption, 3 Years	89
Expense Example, No Redemption, 5 Years	156
Expense Example, No Redemption, 10 Years	$ 355

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.41%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	234
Expense Example, with Redemption, 10 Years	$ 529

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	134
Expense Example, No Redemption, 5 Years	234
Expense Example, No Redemption, 10 Years	$ 529

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. High Relative Profitability Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.22%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. High Relative Profitability Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	$ 292

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. High Relative Profitability Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	129
Expense Example, No Redemption, 10 Years	$ 292

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	$ 265

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 265

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Large Cap Growth Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Large Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Large Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Small Cap Growth Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.31%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Small Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Small Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 32
Expense Example, No Redemption, 3 Years	100
Expense Example, No Redemption, 5 Years	174
Expense Example, No Redemption, 10 Years	$ 393

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

Portfolio Turnover, Rate	18.00%
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Large Cap Equity Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.14%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Large Cap Equity Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	50
Expense Example, with Redemption, 5 Years	88
Expense Example, with Redemption, 10 Years	$ 203

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Large Cap Equity Portfolio	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 14
Expense Example, No Redemption, 3 Years	50
Expense Example, No Redemption, 5 Years	88
Expense Example, No Redemption, 10 Years	$ 203

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.31%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	183
Expense Example, with Redemption, 10 Years	$ 416

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 32
Expense Example, No Redemption, 3 Years	104
Expense Example, No Redemption, 5 Years	183
Expense Example, No Redemption, 10 Years	$ 416

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Targeted Value Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.29%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Targeted Value Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 414

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Targeted Value Portfolio	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	102
Expense Example, No Redemption, 5 Years	181
Expense Example, No Redemption, 10 Years	$ 414

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.15%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	94
Expense Example, with Redemption, 10 Years	$ 215

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	53
Expense Example, No Redemption, 5 Years	94
Expense Example, No Redemption, 10 Years	$ 215

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the portfolio turnover rate was 2% of the average value of its investment portfolio.

Portfolio Turnover, Rate	2.00%
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.18%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	$ 265

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 265

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.24%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	144
Expense Example, with Redemption, 10 Years	$ 329

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	82
Expense Example, No Redemption, 5 Years	144
Expense Example, No Redemption, 10 Years	$ 329

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its investment portfolio.

Portfolio Turnover, Rate	9.00%
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.27%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	170
Expense Example, with Redemption, 10 Years	$ 389

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. SMALL CAP PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 28
Expense Example, No Redemption, 3 Years	96
Expense Example, No Redemption, 5 Years	170
Expense Example, No Redemption, 10 Years	$ 389

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.41%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	$ 540

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. MICRO CAP PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	136
Expense Example, No Redemption, 5 Years	239
Expense Example, No Redemption, 10 Years	$ 540

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. High Relative Profitability Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.22%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. High Relative Profitability Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	133
Expense Example, with Redemption, 10 Years	$ 304

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. High Relative Profitability Portfolio	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	75
Expense Example, No Redemption, 5 Years	133
Expense Example, No Redemption, 10 Years	$ 304

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.18%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	120
Expense Example, with Redemption, 10 Years	$ 276

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	67
Expense Example, No Redemption, 5 Years	120
Expense Example, No Redemption, 10 Years	$ 276

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Large Cap Growth Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.18%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Large Cap Growth Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	$ 265

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Large Cap Growth Portfolio	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	65
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 265

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Small Cap Growth Portfolio	ETF Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.32%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Small Cap Growth Portfolio	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	184
Expense Example, with Redemption, 10 Years	$ 417

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Small Cap Growth Portfolio	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	105
Expense Example, No Redemption, 5 Years	184
Expense Example, No Redemption, 10 Years	$ 417

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

Portfolio Turnover, Rate	18.00%
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - ENHANCED U.S. LARGE COMPANY PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.15%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - ENHANCED U.S. LARGE COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	98
Expense Example, with Redemption, 10 Years	$ 227

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - ENHANCED U.S. LARGE COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	98
Expense Example, No Redemption, 10 Years	$ 227

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 86% of the average value of its investment portfolio.

Portfolio Turnover, Rate	86.00%
U.S. LARGE CAP VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.22%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
LARGE CAP INTERNATIONAL PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - LARGE CAP INTERNATIONAL PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - LARGE CAP INTERNATIONAL PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - LARGE CAP INTERNATIONAL PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
International Core Equity 2 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Core Equity 2 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.23%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	74
Expense Example, No Redemption, 5 Years	130
Expense Example, No Redemption, 10 Years	$ 293

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
Global Small Company Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Global Small Company Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.42%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Global Small Company Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 777

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Global Small Company Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 43
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 777

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% based on the weighted average portfolio turnover ratios of each of the Portfolio's underlying investments.

Portfolio Turnover, Rate	8.00%
INTERNATIONAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - INTERNATIONAL SMALL COMPANY PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - INTERNATIONAL SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - INTERNATIONAL SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% based on the weighted average portfolio turnover ratios of each of the Portfolio's underlying investments.

Portfolio Turnover, Rate	14.00%
JAPANESE SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - JAPANESE SMALL COMPANY PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.40%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - JAPANESE SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - JAPANESE SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	$ 505

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 14% of the average value of its investment portfolio.

Portfolio Turnover, Rate	14.00%
ASIA PACIFIC SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - ASIA PACIFIC SMALL COMPANY PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.41%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - ASIA PACIFIC SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	$ 518

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - ASIA PACIFIC SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	$ 518

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 21% of the average value of its investment portfolio.

Portfolio Turnover, Rate	21.00%
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - UNITED KINGDOM SMALL COMPANY PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.51%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - UNITED KINGDOM SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - UNITED KINGDOM SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	$ 640

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 19% of the average value of its investment portfolio.

Portfolio Turnover, Rate	19.00%
CONTINENTAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - CONTINENTAL SMALL COMPANY PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.42%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - CONTINENTAL SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - CONTINENTAL SMALL COMPANY PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	$ 530

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
DFA International Real Estate Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA International Real Estate Securities Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.28%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA International Real Estate Securities Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA International Real Estate Securities Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	$ 356

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

Portfolio Turnover, Rate	3.00%
DFA Global Real Estate Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Global Real Estate Securities Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.22%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Global Real Estate Securities Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	$ 361

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Global Real Estate Securities Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	86
Expense Example, No Redemption, 5 Years	156
Expense Example, No Redemption, 10 Years	$ 361

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

Portfolio Turnover, Rate	4.00%
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.43%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	$ 542

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Portfolio Turnover, Rate	14.00%
International Vector Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Vector Equity Portfolio	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.29%
[1]

The “Management Fee” and “Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.25% effective as of February 28, 2025.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Vector Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Vector Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	$ 368

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
International High Relative Profitability Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International High Relative Profitability Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.29%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International High Relative Profitability Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 380

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International High Relative Profitability Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	95
Expense Example, No Redemption, 5 Years	168
Expense Example, No Redemption, 10 Years	$ 380

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Portfolio Turnover, Rate	14.00%
World ex U.S. Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - World ex U.S. Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.37%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - World ex U.S. Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	$ 683

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - World ex U.S. Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 38
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	294
Expense Example, No Redemption, 10 Years	$ 683

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% based on the weighted average portfolio turnover ratios of each of the Portfolio's underlying investments.

Portfolio Turnover, Rate	12.00%
World ex U.S. Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - World ex U.S. Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.30%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - World ex U.S. Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - World ex U.S. Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	97
Expense Example, No Redemption, 5 Years	169
Expense Example, No Redemption, 10 Years	$ 381

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
World Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - World Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.22%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.27%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - World Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	$ 538

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - World Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 28
Expense Example, No Redemption, 3 Years	124
Expense Example, No Redemption, 5 Years	229
Expense Example, No Redemption, 10 Years	$ 538

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
Selectively Hedged Global Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Selectively Hedged Global Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.23%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.31%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Selectively Hedged Global Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	261
Expense Example, with Redemption, 10 Years	$ 610

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Selectively Hedged Global Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 32
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	261
Expense Example, No Redemption, 10 Years	$ 610

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its investment portfolio.

Portfolio Turnover, Rate	17.00%
EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - EMERGING MARKETS PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.36%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - EMERGING MARKETS PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - EMERGING MARKETS PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 37
Expense Example, No Redemption, 3 Years	116
Expense Example, No Redemption, 5 Years	202
Expense Example, No Redemption, 10 Years	$ 456

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
EMERGING MARKETS VALUE PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - EMERGING MARKETS VALUE PORTFOLIO	Institutional Class	[1]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.44%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

[2]

The Advisor has further agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. This portion of the Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund's Board of Directors prior to that date (the “Temporary Fee Waiver”). The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the Temporary Fee Waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - EMERGING MARKETS VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	$ 566

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - EMERGING MARKETS VALUE PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	143
Expense Example, No Redemption, 5 Years	251
Expense Example, No Redemption, 10 Years	$ 566

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
Emerging Markets Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Emerging Markets Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.52%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.58%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Emerging Markets Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	$ 804

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Emerging Markets Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	201
Expense Example, No Redemption, 5 Years	355
Expense Example, No Redemption, 10 Years	$ 804

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its investment portfolio.

Portfolio Turnover, Rate	21.00%
EMERGING MARKETS SMALL CAP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - EMERGING MARKETS SMALL CAP PORTFOLIO	Institutional Class [1]
Management Fees (as a percentage of Assets)	0.72%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.60%
[1]

The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example reflects the aggregate annual operating expenses of the Portfolio and its portion of the expenses of the Series. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - EMERGING MARKETS SMALL CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - EMERGING MARKETS SMALL CAP PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Series' portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
Emerging Markets Core Equity 2 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Emerging Markets Core Equity 2 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Emerging Markets Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Emerging Markets Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
Emerging Markets ex China Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Emerging Markets ex China Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.43%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Emerging Markets ex China Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 565

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Emerging Markets ex China Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 44
Expense Example, No Redemption, 3 Years	142
Expense Example, No Redemption, 5 Years	250
Expense Example, No Redemption, 10 Years	$ 565

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 27% of the average value of its investment portfolio.

Portfolio Turnover, Rate	27.00%
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA ONE-YEAR FIXED INCOME PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.12%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA ONE-YEAR FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA ONE-YEAR FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	39
Expense Example, No Redemption, 5 Years	68
Expense Example, No Redemption, 10 Years	$ 154

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 78% of the average value of its investment portfolio.

Portfolio Turnover, Rate	78.00%
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.16%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 16
Expense Example, No Redemption, 3 Years	52
Expense Example, No Redemption, 5 Years	90
Expense Example, No Redemption, 10 Years	$ 205

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 78% of the average value of its investment portfolio.

Portfolio Turnover, Rate	78.00%
DFA Selectively Hedged Global Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Selectively Hedged Global Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.17%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Selectively Hedged Global Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Selectively Hedged Global Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 17
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	96
Expense Example, No Redemption, 10 Years	$ 217

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 39% of the average value of its investment portfolio.

Portfolio Turnover, Rate	39.00%
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 44% of the average value of its investment portfolio.

Portfolio Turnover, Rate	44.00%
DFA International Government Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA International Government Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.20%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA International Government Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA International Government Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 56% of the average value of its investment portfolio.

Portfolio Turnover, Rate	56.00%
DFA SHORT-TERM GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA SHORT-TERM GOVERNMENT PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.17%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA SHORT-TERM GOVERNMENT PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA SHORT-TERM GOVERNMENT PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 17
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	96
Expense Example, No Redemption, 10 Years	$ 217

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63% of the average value of its investment portfolio.

Portfolio Turnover, Rate	63.00%
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.12%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	39
Expense Example, No Redemption, 5 Years	68
Expense Example, No Redemption, 10 Years	$ 154

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
DFA Short-Term Extended Quality Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Short-Term Extended Quality Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Short-Term Extended Quality Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Short-Term Extended Quality Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47% of the average value of its investment portfolio.

Portfolio Turnover, Rate	47.00%
DFA Intermediate-Term Extended Quality Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Intermediate-Term Extended Quality Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.20%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Intermediate-Term Extended Quality Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Intermediate-Term Extended Quality Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its investment portfolio.

Portfolio Turnover, Rate	35.00%
DFA TARGETED CREDIT PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA TARGETED CREDIT PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.20%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA TARGETED CREDIT PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	$ 278

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA TARGETED CREDIT PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	$ 278

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 70% of the average value of its investment portfolio.

Portfolio Turnover, Rate	70.00%
DFA Global Core Plus Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Global Core Plus Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.23%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Global Core Plus Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	$ 305

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Global Core Plus Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	76
Expense Example, No Redemption, 5 Years	134
Expense Example, No Redemption, 10 Years	$ 305

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 44% of the average value of its investment portfolio.

Portfolio Turnover, Rate	44.00%
DFA Investment Grade Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Investment Grade Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.19%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Investment Grade Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Investment Grade Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	61
Expense Example, No Redemption, 5 Years	107
Expense Example, No Redemption, 10 Years	$ 243

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 25% of the average value of its investment portfolio.

Portfolio Turnover, Rate	25.00%
DFA Diversified Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Diversified Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.12%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.15%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Diversified Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 308

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Diversified Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	70
Expense Example, No Redemption, 5 Years	131
Expense Example, No Redemption, 10 Years	$ 308

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its investment portfolio.

Portfolio Turnover, Rate	31.00%
DFA LTIP PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA LTIP PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.12%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA LTIP PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA LTIP PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	39
Expense Example, No Redemption, 5 Years	68
Expense Example, No Redemption, 10 Years	$ 154

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its investment portfolio.

Portfolio Turnover, Rate	15.00%
DFA Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Inflation-Protected Securities Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.11%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Inflation-Protected Securities Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Inflation-Protected Securities Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 11
Expense Example, No Redemption, 3 Years	35
Expense Example, No Redemption, 5 Years	62
Expense Example, No Redemption, 10 Years	$ 141

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 16% of the average value of its investment portfolio.

Portfolio Turnover, Rate	16.00%
DFA Short-Duration Real Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Short-Duration Real Return Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Short-Duration Real Return Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Short-Duration Real Return Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its investment portfolio.

Portfolio Turnover, Rate	36.00%
DFA Global Core Plus Real Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Global Core Plus Real Return Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.21%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.29%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Global Core Plus Real Return Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	$ 380

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Global Core Plus Real Return Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	95
Expense Example, No Redemption, 5 Years	168
Expense Example, No Redemption, 10 Years	$ 380

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 59% of the average value of its investment portfolio.

Portfolio Turnover, Rate	59.00%
DFA Municipal Real Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Municipal Real Return Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Municipal Real Return Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Municipal Real Return Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	135
Expense Example, No Redemption, 10 Years	$ 306

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 132% of the average value of its investment portfolio.

Portfolio Turnover, Rate	132.00%
DFA California Municipal Real Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA California Municipal Real Return Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA California Municipal Real Return Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA California Municipal Real Return Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 137% of the average value of its investment portfolio.

Portfolio Turnover, Rate	137.00%
DFA Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 76% of the average value of its investment portfolio.

Portfolio Turnover, Rate	76.00%
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 198% of the average value of its investment portfolio.

Portfolio Turnover, Rate	198.00%
DFA Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Intermediate-Term Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.19%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Intermediate-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	112
Expense Example, with Redemption, 10 Years	$ 254

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Intermediate-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	63
Expense Example, No Redemption, 5 Years	112
Expense Example, No Redemption, 10 Years	$ 254

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 56% of the average value of its investment portfolio.

Portfolio Turnover, Rate	56.00%
DFA Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Selective State Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.23%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Selective State Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	139
Expense Example, with Redemption, 10 Years	$ 316

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Selective State Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	78
Expense Example, No Redemption, 5 Years	139
Expense Example, No Redemption, 10 Years	$ 316

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 114% of the average value of its investment portfolio.

Portfolio Turnover, Rate	114.00%
DFA Short-Term Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Short-Term Selective State Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Short-Term Selective State Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Short-Term Selective State Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	80
Expense Example, No Redemption, 5 Years	141
Expense Example, No Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 227% of the average value of its investment portfolio.

Portfolio Turnover, Rate	227.00%
DFA California Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA California Short-Term Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.19%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA California Short-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	112
Expense Example, with Redemption, 10 Years	$ 254

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA California Short-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	63
Expense Example, No Redemption, 5 Years	112
Expense Example, No Redemption, 10 Years	$ 254

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 153% of the average value of its investment portfolio.

Portfolio Turnover, Rate	153.00%
DFA California Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA California Intermediate-Term Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.16%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA California Intermediate-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA California Intermediate-Term Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71% of the average value of its investment portfolio.

Portfolio Turnover, Rate	71.00%
DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA MN Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.30%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA MN Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	$ 552

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA MN Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	129
Expense Example, No Redemption, 5 Years	237
Expense Example, No Redemption, 10 Years	$ 552

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 42% of the average value of its investment portfolio.

Portfolio Turnover, Rate	42.00%
DFA NY MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA NY MUNICIPAL BOND PORTFOLIO	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.25%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA NY MUNICIPAL BOND PORTFOLIO	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	150
Expense Example, with Redemption, 10 Years	$ 341

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA NY MUNICIPAL BOND PORTFOLIO	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	85
Expense Example, No Redemption, 5 Years	150
Expense Example, No Redemption, 10 Years	$ 341

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 156% of the average value of its investment portfolio.

Portfolio Turnover, Rate	156.00%
DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Oregon Municipal Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.30%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Oregon Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	$ 427

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Oregon Municipal Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 31
Expense Example, No Redemption, 3 Years	105
Expense Example, No Redemption, 5 Years	187
Expense Example, No Redemption, 10 Years	$ 427

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its investment portfolio.

Portfolio Turnover, Rate	28.00%
World ex U.S. Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - World ex U.S. Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.48%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - World ex U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - World ex U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	$ 604

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its investment portfolio.

Portfolio Turnover, Rate	17.00%
Dimensional VA U.S. Large Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA U.S. Large Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA U.S. Large Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA U.S. Large Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its investment portfolio.

Portfolio Turnover, Rate	18.00%
Dimensional VA U.S. Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA U.S. Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.29%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA U.S. Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	93
Expense Example, No Redemption, 5 Years	163
Expense Example, No Redemption, 10 Years	$ 368

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its investment portfolio.

Portfolio Turnover, Rate	30.00%
Dimensional VA International Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA International Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.27%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA International Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA International Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 28
Expense Example, No Redemption, 3 Years	87
Expense Example, No Redemption, 5 Years	152
Expense Example, No Redemption, 10 Years	$ 343

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its investment portfolio.

Portfolio Turnover, Rate	14.00%
Dimensional VA International Small Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA International Small Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA International Small Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA International Small Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its investment portfolio.

Portfolio Turnover, Rate	17.00%
Dimensional VA Short-Term Fixed Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA Short-Term Fixed Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.12%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA Short-Term Fixed Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA Short-Term Fixed Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 12
Expense Example, No Redemption, 3 Years	39
Expense Example, No Redemption, 5 Years	68
Expense Example, No Redemption, 10 Years	$ 154

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 79% of the average value of its investment portfolio.

Portfolio Turnover, Rate	79.00%
Dimensional VA Global Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA Global Bond Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA Global Bond Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA Global Bond Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41% of the average value of its investment portfolio.

Portfolio Turnover, Rate	41.00%
Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VIT Inflation-Protected Securities Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.11%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VIT Inflation-Protected Securities Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VIT Inflation-Protected Securities Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 11
Expense Example, No Redemption, 3 Years	35
Expense Example, No Redemption, 5 Years	62
Expense Example, No Redemption, 10 Years	$ 141

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.28%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	$ 528

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 29
Expense Example, No Redemption, 3 Years	123
Expense Example, No Redemption, 5 Years	226
Expense Example, No Redemption, 10 Years	$ 528

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
Dimensional VA Equity Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA Equity Allocation Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.20%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.31%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA Equity Allocation Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 587

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA Equity Allocation Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 32
Expense Example, No Redemption, 3 Years	137
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	$ 587

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%
U.S. Social Core Equity 2 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Social Core Equity 2 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Social Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Social Core Equity 2 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
International Social Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Social Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.22%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.26%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 27
Expense Example, No Redemption, 3 Years	84
Expense Example, No Redemption, 5 Years	146
Expense Example, No Redemption, 10 Years	$ 331

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
Emerging Markets Social Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Emerging Markets Social Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.44%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Emerging Markets Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Emerging Markets Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 555

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
Global Social Core Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Global Social Core Equity Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.02%)	[1]
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Global Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 431

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Global Social Core Equity Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 35
Expense Example, No Redemption, 3 Years	109
Expense Example, No Redemption, 5 Years	191
Expense Example, No Redemption, 10 Years	$ 431

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
DFA Social Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Social Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Social Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Social Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its investment portfolio.

Portfolio Turnover, Rate	30.00%
U.S. Sustainability Core 1 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Sustainability Core 1 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.17%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 17
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	96
Expense Example, No Redemption, 10 Years	$ 217

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - U.S. Sustainability Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.33%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - U.S. Sustainability Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - U.S. Sustainability Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	$ 418

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

Portfolio Turnover, Rate	20.00%
International Sustainability Core 1 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Sustainability Core 1 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	135
Expense Example, No Redemption, 10 Years	$ 306

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
Emerging Markets Sustainability Core 1 Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Emerging Markets Sustainability Core 1 Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.42%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Emerging Markets Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 541

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Emerging Markets Sustainability Core 1 Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 43
Expense Example, No Redemption, 3 Years	137
Expense Example, No Redemption, 5 Years	240
Expense Example, No Redemption, 10 Years	$ 541

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional World ex U.S. Sustainability Targeted Value Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.52%
[1]	The Portfolio is a new portfolio, so the “Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional World ex U.S. Sustainability Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	$ 178

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional World ex U.S. Sustainability Targeted Value Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 53
Expense Example, No Redemption, 3 Years	$ 178

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period May 6, 2025 to October 31, 2025, the portfolio turnover rate was 7% of the average value of its investment portfolio.

Portfolio Turnover, Rate	7.00%
DFA Global Sustainability Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 38% of the average value of its investment portfolio.

Portfolio Turnover, Rate	38.00%
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Class L10
Management Fees (as a percentage of Assets)	0.23%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.01%	[2]
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	0.35%
[1]	"Shareholder Services Fees" are paid to third parties that provide administrative and shareholder services to investors.
[2]	The Class L10 shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[3]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Class L10 USD ($)
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 152

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio	Class L10 USD ($)
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	$ 152

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its investment portfolio.

Portfolio Turnover, Rate	10.00%
DFA Commodity Strategy Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DFA Commodity Strategy Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.28%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.32%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DFA Commodity Strategy Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DFA Commodity Strategy Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	103
Expense Example, No Redemption, 5 Years	180
Expense Example, No Redemption, 10 Years	$ 406

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 69% of the average value of its investment portfolio.

Portfolio Turnover, Rate	69.00%
International Large Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Large Cap Growth Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Large Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Large Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 28
Expense Example, No Redemption, 3 Years	87
Expense Example, No Redemption, 5 Years	152
Expense Example, No Redemption, 10 Years	$ 343

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
International Small Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - International Small Cap Growth Portfolio	Institutional Class
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.45%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - International Small Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - International Small Cap Growth Portfolio	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	$ 567

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

Portfolio Turnover, Rate	20.00%
DIMENSIONAL RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	143
Expense Example, with Redemption, 10 Years	$ 334

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	78
Expense Example, No Redemption, 5 Years	143
Expense Example, No Redemption, 10 Years	$ 334

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

Portfolio Turnover, Rate	20.00%
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	143
Expense Example, with Redemption, 10 Years	$ 334

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	78
Expense Example, No Redemption, 5 Years	143
Expense Example, No Redemption, 10 Years	$ 334

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its investment portfolio.

Portfolio Turnover, Rate	8.00%
DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.18%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	60
Expense Example, No Redemption, 5 Years	106
Expense Example, No Redemption, 10 Years	$ 242

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	5.00%
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.16%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 16
Expense Example, No Redemption, 3 Years	52
Expense Example, No Redemption, 5 Years	90
Expense Example, No Redemption, 10 Years	$ 205

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 15% of the average value of its investment portfolio.

Portfolio Turnover, Rate	15.00%
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	0.16%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 16
Expense Example, No Redemption, 3 Years	52
Expense Example, No Redemption, 5 Years	90
Expense Example, No Redemption, 10 Years	$ 205

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.14%
Expenses (as a percentage of Assets)	0.17%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 17
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	96
Expense Example, No Redemption, 10 Years	$ 217

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Portfolio Turnover, Rate	13.00%
DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.18%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 18
Expense Example, No Redemption, 3 Years	58
Expense Example, No Redemption, 5 Years	101
Expense Example, No Redemption, 10 Years	$ 230

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.01%)	[1]
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 22
Expense Example, No Redemption, 3 Years	68
Expense Example, No Redemption, 5 Years	118
Expense Example, No Redemption, 10 Years	$ 268

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11% of the average value of its investment portfolio.

Portfolio Turnover, Rate	11.00%
DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.22%
Fee Waiver or Reimbursement	(0.02%)	[1]
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 280

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	124
Expense Example, No Redemption, 10 Years	$ 280

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its investment portfolio.

Portfolio Turnover, Rate	12.00%
Dimensional 2065 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional 2065 Target Date Retirement Income Fund	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.22%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional 2065 Target Date Retirement Income Fund	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	$ 338

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional 2065 Target Date Retirement Income Fund	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	82
Expense Example, No Redemption, 5 Years	147
Expense Example, No Redemption, 10 Years	$ 338

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its investment portfolio.

Portfolio Turnover, Rate	21.00%
Dimensional 2070 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - Dimensional 2070 Target Date Retirement Income Fund	Institutional Class
Management Fees (as a percentage of Assets)	0.00%
Other Expenses (as a percentage of Assets):	88.16%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	88.32%
Fee Waiver or Reimbursement	(88.10%)	[1]
Net Expenses (as a percentage of Assets)	0.22%
[1]

Dimensional Fund Advisors LP (the “Advisor”) has agreed in certain instances to assume certain expenses of the Portfolio. The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any expenses previously assumed up to thirty-six months after such expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - Dimensional 2070 Target Date Retirement Income Fund	Institutional Class USD ($)
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	6,322
Expense Example, with Redemption, 5 Years	6,497
Expense Example, with Redemption, 10 Years	$ 6,502

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - Dimensional 2070 Target Date Retirement Income Fund	Institutional Class USD ($)
Expense Example, No Redemption, 1 Year	$ 23
Expense Example, No Redemption, 3 Years	6,322
Expense Example, No Redemption, 5 Years	6,497
Expense Example, No Redemption, 10 Years	$ 6,502

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. The Portfolio does not pay transaction costs when buying and selling shares of other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the period January

2, 2025 to October 31, 2025, the Portfolio's portfolio turnover rate was 1% of the average value of its investment portfolio.

Portfolio Turnover, Rate	1.00%